Dividends	12 Months Ended
Dec. 31, 2023
Interim Financial Reporting [Abstract]
Dividends

8	Dividends

Dividends to shareholders of the parent company
	2023		2022		2021
	Per share	Total	Per share	Total	Per share	Total
	$	$m	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	0.23	4,589	0.18	3,576	0.15	3,059
In respect of current year:
– first interim dividend	0.10	2,001	0.09	1,754	0.07	1,421
– second interim dividend	0.10	1,956	—	—	—	—
– third interim dividend	0.10	1,946	—	—	—	—
Total	0.53	10,492	0.27	5,330	0.22	4,480
Total dividends on preference shares classified as equity (paid quarterly)[1]	—	—	—	—	4.99	7
Total coupons on capital securities classified as equity		1,101		1,214		1,303
Dividends to shareholders		11,593		6,544		5,790
1  HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares on 10 December 2020. The security was redeemed and cancelled on 13 January 2021.

Total coupons on capital securities classified as equity
		2023		2022	2021
			Total	Total	Total
	First call date	Per security	$m	$m	$m
Perpetual subordinated contingent convertible securities[1]
$2,000m issued at 6.875%[2]	Jun 2021	$68.750	—	—	69
$2,250m issued at 6.375%	Sep 2024	$63.750	143	143	143
$2,450m issued at 6.375%	Mar 2025	$63.750	156	156	156
$3,000m issued at 6.000%	May 2027	$60.000	180	180	180
$2,350m issued at 6.250%[3]	Mar 2023	$62.500	52	147	147
$1,800m issued at 6.500%	Mar 2028	$65.000	117	117	117
$1,500m issued at 4.600%	Dec 2030	$46.000	69	69	69
$1,000m issued at 4.000%[4]	Mar 2026	$40.000	40	40	20
$1,000m issued at 4.700%[5]	Mar 2031	$47.000	47	47	24
$2,000m issued at 8.000%[6]	Mar 2028	$80.000	80	—	—
€1,500m issued at 5.250%[7]	Sep 2022	€52.500	—	76	93
€1,000m issued at 6.000%[8]	Sep 2023	€60.000	56	63	70
€1,250m issued at 4.750%	Jul 2029	€47.500	64	65	72
£1,000m issued at 5.875%	Sep 2026	£58.750	72	70	80
SGD1,000m issued at 4.700%[9]	Jun 2022	SGD47.000	—	14	35
SGD750m issued at 5.000%[10]	Sep 2023	SGD50.000	25	27	28
Total			1,101	1,214	1,303
1Discretionary coupons are paid semi-annually, based on the denominations of each security.
2This security was called by HSBC Holdings on 15 April 2021 and was redeemed and cancelled on 1 June 2021.
3This security was called by HSBC Holdings on 30 January 2023 and was redeemed and cancelled on 23 March 2023.
4This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six calendar months prior to the reset date of
9 September 2026.
5This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six calendar months prior to the reset date of
9 September 2031.
6This security was issued by HSBC Holdings on 7 March 2023. The first call period commences six calendar months prior to the reset date of
7 September 2028.
7This security was called by HSBC Holdings on 9 August 2022 and was redeemed and cancelled on 16 September 2022.
8This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 29 September 2023.
9This security was called by HSBC Holdings on 4 May 2022 and was redeemed and cancelled on 8 June 2022.
10This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 25 September 2023.
On 21 February 2024, the Directors approved a fourth interim dividend in respect of the financial year ended 31 December 2023 of $0.31 per ordinary share, a distribution of approximately $5,913m. The fourth interim dividend for 2023 will be payable on 25 April 2024 to holders on the
Principal Register in the UK, the Hong Kong Overseas Branch Register or the Bermuda Overseas Branch Register on 8 March 2024. No liability was recorded in the financial statements in respect of the fourth interim dividend for 2023.
On 4 January 2024, HSBC paid a coupon on its €1,250m subordinated capital securities, representing a total distribution of €30m ($33m). No liability was recorded in the balance sheet at 31 December 2023 in respect of this coupon payment.